New Standards And Interpretations - Summary of Application of New Standard Affected Items in Financial Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenue	$ 425,940	$ 425,215	$ 384,565
Gross profit	36,248	39,688	31,608
Operating profit	8,684	16,615	7,338
Profit before tax	11,332	18,668	6,535
Income tax expense	(3,886)	(5,140)	(510)
Profit for the year	7,446	13,528	6,025
Assets
Contract assets	1,460			$ 162
Gross amounts due from customers for contract work-in-progress		162
Deferred tax assets	3,919	3,022		3,026
Total affected assets	305,798	334,843
Liabilities
Other current liabilities	3,272	2,642
Total affected liabilities	83,982	112,017
Equity
Retained earnings	55,016	53,350		53,257
Non-controlling interests	71,788	69,498
Total affected equity	221,816	222,826	$ 197,175		$ 193,275
Total affected liabilities and equity	305,798	$ 334,843
IFRS 15 [Member]
Assets
Contract assets	1,460
Deferred tax assets	3,919
Total affected assets	5,379
Liabilities
Other current liabilities	3,272
Total affected liabilities	3,272
Equity
Retained earnings	55,016
Foreign currency translation reserve	(15,251)
Non-controlling interests	71,788
Total affected equity	111,553
Total affected liabilities and equity	114,825
Increase (decrease) due to application of IFRS 15 [member]
Assets
Contract assets				162
Gross amounts due from customers for contract work-in-progress				(162)
Equity
Retained earnings				$ (113)
Increase (decrease) due to application of IFRS 15 [member] | IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenue	(26)
Gross profit	(26)
Operating profit	(26)
Profit before tax	(26)
Income tax expense	5
Profit for the year	(21)
Assets
Contract assets	(1,460)
Gross amounts due from customers for contract work-in-progress	1,460
Deferred tax assets	(18)
Total affected assets	(18)
Liabilities
Other current liabilities	(88)
Total affected liabilities	(88)
Equity
Retained earnings	34
Foreign currency translation reserve	1
Non-controlling interests	35
Total affected equity	70
Total affected liabilities and equity	(18)
Amounts without adoption of IFRS 15 [Member] | IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenue	425,914
Gross profit	36,222
Operating profit	8,658
Profit before tax	11,306
Income tax expense	(3,881)
Profit for the year	7,425
Assets
Gross amounts due from customers for contract work-in-progress	1,460
Deferred tax assets	3,901
Total affected assets	5,361
Liabilities
Other current liabilities	3,184
Total affected liabilities	3,184
Equity
Retained earnings	55,050
Foreign currency translation reserve	(15,250)
Non-controlling interests	71,823
Total affected equity	111,623
Total affected liabilities and equity	$ 114,807